DEBT - Bank Credit Facility (Details) - Line of Credit - Bank Credit Facility - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt
Line of credit facility, maximum borrowing capacity	$ 900.0	$ 600.0
Line of credit facility, expiration date	Oct. 31, 2025
Debt issuance costs, gross	$ 1.8
Debt instrument, term	4 years 6 months
Line of credit facility, sustainability-linked, Environmental, Social and Governance, incentive pricing terms, reduce or increase borrowing costs (as a percent)	0.05%
Line of credit facility, sustainability-linked, Environmental, Social and Governance, incentive pricing terms, reduction in Scope 1 and Scope 2 greenhouse gas emissions intensity by 2030 (as a percent)	50.00%
Line of credit facility, sustainability-linked, Environmental, Social and Governance, incentive pricing terms, reduction in freshwater usage in well completions by 2025 (as a percent)	50.00%
Line of credit facility, sustainability-linked, Environmental, Social and Governance, incentive pricing terms, reduction in Lost Time Injury Frequency based on three-year trailing average (as a percent)	25.00%